Document and Entity Information	Nov. 16, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 16, 2020
Entity Registrant Name	VIATRIS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39695
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	1000 Mylan Boulevard
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	724
Local Phone Number	514-1800
Entity Information, Former Legal or Registered Name	Upjohn Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001792044
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	235 East 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017